Shareholder Report, Line Graph (Details) - USD ($)								1 Months Ended				2 Months Ended				3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended			13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended
	Jun. 30, 2026	Jun. 22, 2026	Feb. 04, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 22, 2025	Jan. 21, 2025	Jul. 31, 2026	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Aug. 31, 2026	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	May 31, 2025	May 31, 2025	May 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	May 31, 2026	May 31, 2026	May 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Thornburg Core Plus Bond ETF
Account Value [Line Items]
Accumulated Value			$ 10,000.0							$ 10,198.3			$ 10,194.86					$ 10,208.55	$ 10,135.1			$ 10,305.07			$ 10,272.87					$ 10,379.24	$ 10,509.55					$ 10,584.2			$ 10,647.57	$ 10,613.79				$ 10,640.12				$ 10,827.39			$ 10,600.51			$ 10,620.29			$ 10,670.88			$ 10,719.03	$ 10,560.31			$ 10,613.49
Thornburg International Equity ETF
Account Value [Line Items]
Accumulated Value					$ 10,160.0		$ 10,000.0		$ 10,304.0						$ 10,484.0	$ 10,860.0					$ 11,508.0		$ 11,736.0				$ 11,688.0	$ 11,988.0					$ 12,120.0		$ 12,128.0			$ 12,360.0				$ 12,656.66	$ 13,283.42				$ 14,160.9			$ 12,777.97			$ 13,708.01			$ 14,003.19			$ 13,898.06				$ 14,561.22			$ 14,670.4
Thornburg International Growth ETF
Account Value [Line Items]
Accumulated Value				$ 10,108		$ 10,000					$ 9,968			$ 9,236			$ 9,776			$ 10,164				$ 10,320		$ 10,104			$ 10,248			$ 10,228		$ 10,140			$ 9,728				$ 9,830.76				$ 10,156.44	$ 10,309.23			$ 9,384.45			$ 10,425.83			$ 10,803.78			$ 11,053.07				$ 10,819.87			$ 11,089.26
Thornburg Multi Sector Bond ETF
Account Value [Line Items]
Accumulated Value			10,000.0							10,145.98			10,157.56					10,207.67	10,204.39			10,335.63			10,330.64					10,451.51	10,520.56					10,575.01			10,642.78	10,653.05				10,691.33				10,804.17			10,669.23			10,707.75			10,742.4			10,771.45	10,700.43			10,737.26
Thornburg Premium Income Builder ETF
Account Value [Line Items]
Accumulated Value	$ 9,992.0	$ 10,000.0						$ 10,396.0				$ 10,532.0
Bloomberg U.S. Aggregate Total Return Index Value USD
Account Value [Line Items]
Accumulated Value			10,000.0							10,194.34			10,198.17					10,238.25	10,164.95			10,321.25			10,294.02					10,417.14	10,530.78					10,596.57			10,662.42	10,646.64				10,658.01				10,832.55			10,641.65			10,653.6			10,686.74			10,712.52	10,572.95			10,614.1
MSCI EAFE Net Total Return USD Index
Account Value [Line Items]
Accumulated Value					$ 10,244.13		$ 10,000.0		$ 10,442.79						$ 10,400.66	$ 10,877.07					$ 11,374.73		$ 11,625.35				$ 11,462.17	$ 11,950.83					$ 12,179.55		$ 12,322.83			$ 12,399.34				$ 12,771.31	$ 13,437.77				$ 14,059.5			$ 12,612.78			$ 13,552.48			$ 13,968.12			$ 13,977.48				$ 14,251.04			$ 14,534.62
MSCI EAFE Growth Net Total Return USD Index
Account Value [Line Items]
Accumulated Value				$ 10,138.15		$ 10,000					$ 10,151.16			$ 9,822.72			$ 10,328.93			$ 10,863.92				$ 11,152.63		$ 10,817.41			$ 11,120.93			$ 11,401.62		$ 11,583.57			$ 11,413.15				$ 11,613.99				$ 12,160.37	$ 12,551.63			$ 11,067.22			$ 12,067.22			$ 12,571.74			$ 12,675.1				$ 12,459.03			$ 12,777.33
Bloomberg U.S. Universal Total Return Index Value Unhedged
Account Value [Line Items]
Accumulated Value			$ 10,000.0							$ 10,184.18			$ 10,181.76					$ 10,217.72	$ 10,165.89			$ 10,324.27			$ 10,309.54					$ 10,433.38	$ 10,543.92					$ 10,613.54			$ 10,677.55	$ 10,670.16				$ 10,686.29				$ 10,848.87			$ 10,654.65			$ 10,687.21			$ 10,724.69			$ 10,752.73	$ 10,621.19			$ 10,666.46
MSCI World Net Total Return USD Index
Account Value [Line Items]
Accumulated Value	$ 10,009.97	$ 10,000.0						$ 10,061.34				$ 10,320.61